Administrative Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Administrative Expense [Abstract]
Labor	$ 2,193,120	$ 1,600,380	$ 1,170,013
Audit fee	122,908	216,281	(33,997)
Professional fee	69,639	77,754	75,609
Design fee	648,632	937,478	465,120
Depreciation and amortisation expense	1,185,257	1,149,455	1,163,293
Bank charges	8,130	18,352	12,943
Rental	75,907	74,668	75,673
Travelling and entertainment	2,662	107,566	44,874
Others	600,765	697,463	570,465
Total	$ 4,907,020	$ 4,879,397	$ 3,543,993